American Funds Insurance Series® - Portfolio Series
American Funds Global Growth PortfolioSM
Investment portfolio
September 30, 2020
unaudited
Growth funds 70.43%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	504,028	$18,195
American Funds Insurance Series - New World Fund, Class 1	453,861	12,023
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	230,738	6,126
American Funds Insurance Series - Growth Fund, Class 1	60,459	6,111
Total growth funds (cost: $34,079,000)		42,455
Growth-and-income funds 29.66%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,240,144	17,883
Total growth-and-income funds (cost: $17,680,000)		17,883
Total investment securities 100.09% (cost: $51,759,000)		60,338
Other assets less liabilities (0.09)%		(56)
Net assets 100.00%		$60,282
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 70.43%
American Funds Insurance Series - Global Growth Fund, Class 1	$16,342	$2,246	$1,929	$(183)	$1,719	$18,195	$36	$465
American Funds Insurance Series - New World Fund, Class 1	10,863	1,448	581	(20)	313	12,023	13	124
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	5,455	1,241	576	(46)	52	6,126	11	340
American Funds Insurance Series - Growth Fund, Class 1	5,435	528	1,029	14	1,163	6,111	15	132
						42,455
Growth-and-income funds 29.66%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	16,340	3,945	847	(37)	(1,518)	17,883	61	436
Total 100.09%				$(272)	$1,729	$60,338	$136	$1,497
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income PortfolioSM
Investment portfolio
September 30, 2020
unaudited
Growth funds 15.28%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	424,896	$42,944
Total growth funds (cost: $30,195,000)		42,944
Growth-and-income funds 30.06%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,129,778	56,557
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,938,715	27,956
Total growth-and-income funds (cost: $79,996,000)		84,513
Equity-income and Balanced funds 24.85%
American Funds Insurance Series - Capital Income Builder, Series 1	6,986,658	69,866
Total equity-income and balanced funds (cost: $69,406,000)		69,866
Fixed income funds 29.89%
American Funds Insurance Series - Bond Fund, Class 1	4,716,384	55,984
American Funds Insurance Series - Capital World Bond Fund, Class 1	2,239,868	28,043
Total fixed income funds (cost: $78,028,000)		84,027
Total investment securities 100.08% (cost: $257,625,000)		281,350
Other assets less liabilities (0.08)%		(231)
Net assets 100.00%		$281,119
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.28%
American Funds Insurance Series - Growth Fund, Class 1	$38,546	$1,333	$5,983	$770	$8,278	$42,944	$114	$994
Growth-and-income funds 30.06%
American Funds Insurance Series - Growth-Income Fund, Class 1	51,392	5,600	270	(1)	(164)	56,557	238	1,422
American Funds Insurance Series - Global Growth and Income Fund, Class 1	25,701	4,614	294	(22)	(2,043)	27,956	101	716
						84,513
Equity-income and Balanced funds 24.85%
American Funds Insurance Series - Capital Income Builder, Series 1	64,240	10,011	—	—	(4,385)	69,866	1,579	—
Fixed income funds 29.89%
American Funds Insurance Series - Bond Fund, Class 1	51,333	7,266	5,710	(15)	3,110	55,984	237	495
American Funds Insurance Series - Capital World Bond Fund, Class 1	25,705	2,042	566	(12)	874	28,043	60	455
						84,027
Total 100.08%				$720	$5,670	$281,350	$2,329	$4,082
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth PortfolioSM
Investment portfolio
September 30, 2020
unaudited
Growth funds 45.15%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,957,808	$400,016
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	6,021,120	159,861
American Funds Insurance Series – International Fund, Class 1	8,152,635	159,221
Total growth funds (cost: $587,899,000)		719,098
Growth-and-income funds 30.08%
American Funds Insurance Series – Growth-Income Fund, Class 1	6,387,113	319,739
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	12,463,640	159,410
Total growth-and-income funds (cost: $434,834,000)		479,149
Fixed income funds 19.94%
American Funds Insurance Series – Bond Fund, Class 1	26,761,691	317,661
Total fixed income funds (cost: $311,321,000)		317,661
Short-term securities 2.80%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	44,610,448	44,610
Total short-term securities (cost: $44,610,000)		44,610
Total investment securities 97.97% (cost: $1,378,664,000)		1,560,518
Other assets less liabilities 2.03%		32,387
Net assets 100.00%		$1,592,905
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	4,032	December 2020	$403,200	$508,158	$197
FTSE 100 Index Contracts	Short	221	December 2020	£(2)	16,664	425
Euro Stoxx 50 Index Contracts	Short	676	December 2020	€(7)	25,284	750
S&P Mid 400 E-mini Index Contracts	Short	73	December 2020	$(7)	13,548	(57)
Russell 2000 Mini Index Contracts	Short	228	December 2020	(11)	17,150	(87)
Mini MSCI Emerging Market Index Contracts	Short	636	December 2020	(32)	34,614	(44)
Nikkei 225 Index Contracts	Short	70	December 2020	¥(70)	15,478	(152)
S&P 500 E-mini Index Contracts	Short	1,464	December 2020	$(73)	245,366	(1,850)
British Pound Currency Contracts	Short	233	December 2020	£(14,563)	18,792	62
Euro Currency Contracts	Short	190	December 2020	€(23,750)	27,872	203
Japanese Yen Currency Contracts	Short	131	December 2020	¥(1,637,500)	15,536	(66)
						$(619)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.15%
American Funds Insurance Series – Growth Fund, Class 1	$369,099	$238,846	$291,932	$35,443	$48,560	$400,016	$1,053	$9,176
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	147,702	104,255	95,399	(1,314)	4,617	159,861	311	9,262
American Funds Insurance Series – International Fund, Class 1	147,330	98,216	80,205	(6,329)	209	159,221	348	—
						719,098
Growth-and-income funds 30.08%
American Funds Insurance Series – Growth-Income Fund, Class 1	296,373	206,223	181,288	(9,517)	7,948	319,739	1,310	7,840
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	147,401	112,006	94,628	(15,806)	10,437	159,410	659	1,763
						479,149
Fixed income funds 19.94%
American Funds Insurance Series – Bond Fund, Class 1	295,556	268,947	258,862	12,896	(876)	317,661	1,271	2,658
Total 95.17%				$15,373	$70,895	$1,515,908	$4,952	$30,699
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income PortfolioSM
Investment portfolio
September 30, 2020
unaudited
Growth funds 15.09%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,931,834	$195,251
Total growth funds (cost: $151,816,000)		195,251
Growth-and-income funds 40.18%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	18,031,843	260,019
American Funds Insurance Series – Growth-Income Fund, Class 1	5,193,054	259,964
Total growth-and-income funds (cost: $475,098,000)		519,983
Equity-income and Balanced funds 24.85%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	32,160,739	321,607
Total equity-income and balanced funds (cost: $317,844,000)		321,607
Fixed income funds 14.53%
American Funds Insurance Series – Capital World Bond Fund, Class 1	7,522,398	94,181
American Funds Insurance Series – Bond Fund, Class 1	7,902,544	93,803
Total fixed income funds (cost: $183,644,000)		187,984
Short-term securities 3.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	39,305,217	39,305
Total short-term securities (cost: $39,305,000)		39,305
Total investment securities 97.69% (cost: $1,167,707,000)		1,264,130
Other assets less liabilities 2.31%		29,908
Net assets 100.00%		$1,294,038
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	3,560	December 2020	$356,000	$448,671	$173
S&P Mid 400 E-mini Index Contracts	Short	31	December 2020	(3)	5,753	(40)
FTSE 100 Index Contracts	Short	369	December 2020	£(4)	27,823	709
Russell 2000 Mini Index Contracts	Short	87	December 2020	$(4)	6,544	(46)
Euro Stoxx 50 Index Contracts	Short	991	December 2020	€(10)	37,066	1,127
Mini MSCI Emerging Market Index Contracts	Short	566	December 2020	$(28)	30,805	(46)
Nikkei 225 Index Contracts	Short	32	December 2020	¥(32)	7,076	(72)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
S&P 500 E-mini Index Contracts	Short	1,244	December 2020	$(62)	$208,494	$(1,987)
British Pound Currency Contracts	Short	387	December 2020	£(24,188)	31,212	103
Euro Currency Contracts	Short	279	December 2020	€(34,875)	40,928	273
Japanese Yen Currency Contracts	Short	60	December 2020	¥(750,000)	7,116	(27)
						$167
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.09%
American Funds Insurance Series – Growth Fund, Class 1	$197,055	$116,936	$160,943	$23,203	$19,000	$195,251	$528	$4,604
Growth-and-income funds 40.18%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	263,045	178,805	159,164	(10,167)	(12,500)	260,019	915	6,505
American Funds Insurance Series – Growth-Income Fund, Class 1	262,436	157,437	157,325	(4,425)	1,841	259,964	1,093	6,540
						519,983
Equity-income and Balanced funds 24.85%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	327,853	157,321	141,903	275	(21,939)	321,607	7,582	—
Fixed income funds 14.53%
American Funds Insurance Series – Capital World Bond Fund, Class 1	98,298	87,168	92,943	1,735	(77)	94,181	179	1,354
American Funds Insurance Series – Bond Fund, Class 1	98,069	89,673	97,171	4,018	(786)	93,803	361	754
						187,984
Total 94.65%				$14,639	$(14,461)	$1,224,825	$10,658	$19,757
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation PortfolioSM
Investment portfolio
September 30, 2020
unaudited
Growth funds 25.17%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,744,430	$62,974
American Funds Insurance Series – International Fund, Class 1	2,133,823	41,673
Total growth funds (cost: $90,981,000)		104,647
Growth-and-income funds 20.13%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,803,492	83,686
Total growth-and-income funds (cost: $78,514,000)		83,686
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,698,960	41,591
Total asset allocation funds (cost: $39,018,000)		41,591
Equity-income and Balanced funds 25.03%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,562,327	104,058
Total equity-income and balanced funds (cost: $95,603,000)		104,058
Fixed income funds 15.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1	4,986,737	62,434
Total fixed income funds (cost: $59,812,000)		62,434
Short-term securities 3.49%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	14,524,794	14,525
Total short-term securities (cost: $14,525,000)		14,525
Total investment securities 98.83% (cost: $378,453,000)		410,941
Other assets less liabilities 1.17%		4,876
Net assets 100.00%		$415,817
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	644	December 2020	$64,400	$81,164	$41
FTSE 100 Index Contracts	Short	53	December 2020	£(1)	3,996	73
Russell 2000 Mini Index Contracts	Short	16	December 2020	$(1)	1,204	(16)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Euro Stoxx 50 Index Contracts	Short	289	December 2020	€(3)	$10,809	$202
S&P 500 E-mini Index Contracts	Short	136	December 2020	$(7)	22,794	(382)
Mini MSCI Emerging Market Index Contracts	Short	190	December 2020	(10)	10,341	(104)
Nikkei 225 Index Contracts	Short	17	December 2020	¥(17)	3,759	(30)
British Pound Currency Contracts	Short	54	December 2020	£(3,375)	4,355	(15)
Euro Currency Contracts	Short	77	December 2020	€(9,625)	11,295	54
Japanese Yen Currency Contracts	Short	32	December 2020	¥(400,000)	3,795	(7)
						$(184)
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.17%
American Funds Insurance Series – Global Growth Fund, Class 1	$64,025	$29,507	$36,803	$3,927	$2,318	$62,974	$139	$1,784
American Funds Insurance Series – International Fund, Class 1	42,366	21,190	19,773	(1,775)	(335)	41,673	97	—
						104,647
Growth-and-income funds 20.13%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	85,563	49,319	43,680	(4,164)	(3,352)	83,686	304	2,163
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	42,254	11,262	12,549	817	(193)	41,591	193	192
Equity-income and Balanced funds 25.03%
American Funds Insurance Series – Global Balanced Fund, Class 1	106,171	27,305	30,873	3,855	(2,400)	104,058	5	358
Fixed income funds 15.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1	63,975	28,366	30,829	38	884	62,434	113	858
Total 95.34%				$2,698	$(3,078)	$396,416	$851	$5,355
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,315,262,000, $899,988,000 and $469,234,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2020, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFP3-875-1120O-S78018	American Funds Insurance Series — Portfolio Series — Page 10 of 10